Fair Value Measurements (Freestanding Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	$ 55		$ 56
Total realized/unrealized gains (losses) included in net income	(10)	[1],[2]	3	[1],[2]
Fair value, Ending Balance	51		55
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(9)	[1],[3]	2	[1],[3]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	6	[4]	(3)	[4]
Purchases	7		11
Settlements	0		0
Sales	(2)		(12)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0
Transfers out of Level 3	(5)	[5]	0	[5]
Freestanding Derivatives [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	722	[6]	661	[6]
Total realized/unrealized gains (losses) included in net income	(559)	[1],[2],[6]	(712)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	20	[6]	306	[6]
Settlements	(21)	[6]	405	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	70	[5],[6]	62	[5],[6]
Fair Value, Ending Balance	204	[6]	722	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(761)	[1],[3],[6]	(715)	[1],[3],[6]
Freestanding Derivatives [Member] | Hedging Derivatives [Member] | International [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(75)	[6]	(35)	[6]
Total realized/unrealized gains (losses) included in net income	24	[1],[2],[6]	(83)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	(25)	[6]	(60)	[6]
Settlements	(9)	[6]	95	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	32	[5],[6]	8	[5],[6]
Fair Value, Ending Balance	(61)	[6]	(75)	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(170)	[1],[3],[6]	(85)	[1],[3],[6]
Freestanding Derivatives [Member] | US Macro Hedge Program [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	286	[6]	357	[6]
Total realized/unrealized gains (losses) included in net income			(323)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases			252	[6]
Settlements			0	[6]
Sales			0	[6]
Transfers out of Level 3			0	[5],[6]
Fair Value, Ending Balance	139	[6]	286	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30			(322)	[1],[3],[6]
Freestanding Derivatives [Member] | US Macro Hedge Program [Member] | U.S. [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Total realized/unrealized gains (losses) included in net income	(191)	[1],[2],[6]
Purchases	44	[6]
Settlements	0	[6]
Sales	0	[6]
Transfers out of Level 3	0	[5],[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(187)	[1],[3],[6]
Freestanding Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | Hedging Derivatives [Member] | U.S. [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	519	[6]	883	[6]
Total realized/unrealized gains (losses) included in net income	(372)	[1],[2],[6]	(431)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	0	[6]	56	[6]
Settlements	(4)	[6]	(12)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	3	[5],[6]	23	[5],[6]
Fair Value, Ending Balance	146	[6]	519	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(390)	[1],[3],[6]	(425)	[1],[3],[6]
Freestanding Derivatives [Member] | Credit derivative [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	4	[6]	(489)	[6]
Total realized/unrealized gains (losses) included in net income	(1)	[1],[2],[6]	155	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	0	[6]	0	[6]
Settlements	(1)	[6]	338	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	0	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	2	[6]	4	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(1)	[1],[3],[6]	126	[1],[3],[6]
Freestanding Derivatives [Member] | Equity derivative [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	45	[6]	36	[6]
Total realized/unrealized gains (losses) included in net income	(26)	[1],[2],[6]	(32)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	1	[6]	57	[6]
Settlements	(7)	[6]	(16)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	(11)	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	2	[6]	45	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(15)	[1],[3],[6]	(8)	[1],[3],[6]
Freestanding Derivatives [Member] | Interest rate derivatives [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(57)	[6]	(91)	[6]
Total realized/unrealized gains (losses) included in net income	7	[1],[2],[6]	2	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	0	[6]	1	[6]
Settlements	0	[6]	0	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	26	[5],[6]	31	[5],[6]
Fair Value, Ending Balance	(24)	[6]	(57)	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	2	[1],[3],[6]	(1)	[1],[3],[6]
Freestanding Derivatives [Member] | Other Derivatives Contracts [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	0
Total realized/unrealized gains (losses) included in net income	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0
Purchases	0
Settlements	0
Sales
Transfers out of Level 3	(20)
Fair Value, Ending Balance	0
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	0
Income Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities Two [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Measurements, Significant Assumptions	Constant prepayment rate		Constant prepayment rate
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value Relationships of Change	Decrease [4]	[7],[8]	Decrease [4]
Income Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities Three [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Measurements, Significant Assumptions	Constant default rate		Constant default rate
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value Relationships of Change	Decrease	[7]	Decrease
Income Approach Valuation Technique [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities Four [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Measurements, Significant Assumptions	Loss severity		Loss severity
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value Relationships of Change	Decrease	[7]	Decrease
Other Policyholder Funds and Benefits Payable [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	[4]	0	[2],[4]
Other Policyholder Funds and Benefits Payable [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	[3],[4]	0	[2],[3],[4]
JAPAN [Member] | Other Policyholder Funds and Benefits Payable [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)			$ 264	[2],[3],[4]

[1]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[2]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[3]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).
[4]	All amounts are before income taxes and amortization of DAC.
[5]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[6]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.
[7]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[8]	Decrease for above market rate coupons and increase for below market rate coupons.